Segment information - Summary of Operating Results of Reportable Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) product_area	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of Operating Segments [Line Items]
Number of product areas | product_area	3
Turnover	€ 52,444	€ 50,724	€ 51,980
Operating profit	8,702	8,303	8,708
Non-underlying items	934	1,064	1,239
Underlying operating profit	9,636	9,367	9,947
Share of net profit/(loss) of joint ventures and associates	191	175	176
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	1,746	2,018	1,964
Share-based compensation and other non-cash charges	249	203	168
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	58	150	310
Beauty & Personal Care
Disclosure of Operating Segments [Line Items]
Turnover	21,901	21,124	21,868
Operating profit	4,471	4,311	4,520
Non-underlying items	271	280	440
Underlying operating profit	4,742	4,591	4,960
Share of net profit/(loss) of joint ventures and associates	10	7	1
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	621	710	693
Share-based compensation and other non-cash charges	102	77	62
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	13	38	105
Foods & Refreshment
Disclosure of Operating Segments [Line Items]
Turnover	19,971	19,140	19,287
Operating profit	2,937	2,749	2,811
Non-underlying items	540	508	571
Underlying operating profit	3,477	3,257	3,382
Share of net profit/(loss) of joint ventures and associates	174	163	171
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	816	946	902
Share-based compensation and other non-cash charges	103	85	56
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	33	77	159
Home Care
Disclosure of Operating Segments [Line Items]
Turnover	10,572	10,460	10,825
Operating profit	1,294	1,243	1,377
Non-underlying items	123	276	228
Underlying operating profit	1,417	1,519	1,605
Share of net profit/(loss) of joint ventures and associates	7	5	4
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	309	362	369
Share-based compensation and other non-cash charges	44	41	50
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	€ 12	€ 35	€ 46